Employee Benefit Plans	12 Months Ended
Dec. 31, 2025
Employee Benefit Plans
Employee Benefit Plans

20. Employee Benefit Plans

The Company’s PRC subsidiaries are required by law to contribute a certain percentage of applicable salaries for retirement benefits, medical insurance, unemployment insurance, work-related injury insurance, maternity insurance, and housing provident fund for full time employees. The Company contributed RMB444,719, RMB492,151 and RMB494,360 for the years ended December 31, 2023, 2024 and 2025, respectively, for such benefits and has no legal obligation for the benefits beyond the contribution made. The PRC government is responsible for the medical benefits and ultimate liability to those employees.